Note 18 - Earnings Per Share	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Earnings Per Share [Text Block]

18. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during each of the years ended December 31, 2022, 2023 and 2024, amounted to $31,068, $31,068 and $23,796, respectively.

	For the year ended December 31,
	2022	2023	2024
	Basic EPS	Basic EPS	Basic EPS
Net income	$554,692	$381,019	$316,334
Less: Net loss attributable to non-controlling interest in subsidiaries	263	4,730	3,585
Net income attributable to Costamare Inc.	554,955	385,749	319,919
Less: paid and accrued earnings allocated to Preferred Stock	(31,068)	(31,068)	(23,796)
Less: deemed dividend in redemption of Series E Preferred Stock	-	-	(5,446)
Net income available to common stockholders	$523,887	$354,681	$290,677
Weighted average number of common shares, basic and diluted	122,964,358	120,299,172	119,299,405
Earnings per common share, basic and diluted	$4.26	$2.95	$2.44